VIA EDGAR

December 28, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

    Re:AQR Funds

      Securities Act File No. 333-153445

      Investment Company Act File No. 811-22235

      Rule 497 Filing

Ladies and Gentlemen:

On behalf of the AQR Emerging Relaxed Constraint Equity Fund, (the “Fund”), a series of the AQR Funds, I hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the Fund’s Class I, N and R6 prospectuses, as filed with the Securities and Exchange Commission on December 13, 2016.

Should members of the Staff have any questions or comments concerning the filing, they should call the undersigned at 203-742-3600.

Very truly yours,

/s/ Nicole DonVito

Nicole DonVito

Chief Legal Officer and Vice President

Cc: Brendan R. Kalb, Esq.; Rose F. DiMartino, Esq.; Ryan P. Brizek, Esq.

AQR Capital Management, LLC | Two Greenwich Plaza | Greenwich, CT 06830 | U.S. | p: +1.203.742.3600 | f: +1.203.742.3100 | w: aqr.com